Goodwill And Other Intangible Assets (Schedule Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended											12 Months Ended							12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2011	Mar. 31, 2012 Avc Networks [Member]	Mar. 31, 2010 Avc Networks [Member]	Mar. 31, 2011 Avc Networks [Member]	Mar. 31, 2012 Appliances [Member]	Mar. 31, 2011 Appliances [Member]	Mar. 31, 2010 Appliances [Member]	Mar. 31, 2009 Appliances [Member]	Mar. 31, 2012 Systems & Communications [Member]	Mar. 31, 2011 Systems & Communications [Member]	Mar. 31, 2010 Systems & Communications [Member]	Mar. 31, 2009 Systems & Communications [Member]	Mar. 31, 2012 Eco Solutions [Member]	Mar. 31, 2010 Eco Solutions [Member]	Mar. 31, 2011 Eco Solutions [Member]	Mar. 31, 2012 Automotive Systems [Member]	Mar. 31, 2011 Automotive Systems [Member]	Mar. 31, 2010 Automotive Systems [Member]	Mar. 31, 2009 Automotive Systems [Member]	Mar. 31, 2012 Industrial Devices [Member]	Mar. 31, 2011 Industrial Devices [Member]	Mar. 31, 2010 Industrial Devices [Member]	Mar. 31, 2009 Industrial Devices [Member]	Mar. 31, 2012 Energy [Member]	Mar. 31, 2011 Energy [Member]	Mar. 31, 2010 Energy [Member]	Mar. 31, 2009 Energy [Member]	Mar. 31, 2012 Other [Member]	Mar. 31, 2011 Other [Member]	Mar. 31, 2010 Other [Member]	Mar. 31, 2009 Other [Member]
Goodwill [Line Items]
Goodwill		¥ 1,004,095			¥ 43,483		¥ 32,287		¥ 32,287	¥ 32,287	¥ 222,815		¥ 222,815	¥ 222,815		¥ 112,026		¥ 73,307		¥ 73,307	¥ 73,307			¥ 175,202	¥ 175,202			¥ 274,963	¥ 274,963			¥ 70,012	¥ 70,012
Accumulated impairment losses	(244,996)	(81,094)	(81,094)	(8,394)			(3,745)	(3,745)	(3,745)		(77,349)	(77,349)	(77,349)									(71,617)				(73,387)				(10,504)
Goodwill, net	757,417	923,001	924,752	39,225	43,483	47,044	28,542	28,542	28,542		145,466	145,466	145,466		106,506	112,026	110,216	73,307	73,307	73,307		103,585	175,202	175,202		201,576	274,963	274,963		59,210	70,012	70,012
Goodwill acquired during the year	575	4,648		575	3,561											1,087
Goodwill impaired during the year	(163,902)	(3,745)		(8,394)																		(71,617)				(73,387)				(10,504)
Translation adjustments	(3,710)	(2,897)													(3,710)	(2,897)
Other	(298)																													(298)
Goodwill	¥ 1,002,413	¥ 1,005,846		¥ 47,619	¥ 47,044		¥ 32,287		¥ 32,287	¥ 32,287	¥ 222,815		¥ 222,815	¥ 222,815	¥ 106,506	¥ 110,216		¥ 73,307		¥ 73,307	¥ 73,307	¥ 175,202		¥ 175,202	¥ 175,202	¥ 274,963		¥ 274,963	¥ 274,963	¥ 69,714		¥ 70,012	¥ 70,012